Common Stock and Additional Paid-in Capital - Non Vested Shares (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of non vested shares
Balance as at January 1, 2012	0
Granted	153,150
Forfeited	(77,150)
Vested	(2,500)
Balance as at December 31, 2012	73,500
Weighted Average Grant Date Fair Value Per Non Vested Shares [Abstract]
Balance as at January 1, 2012	$ 0
Granted	$ 16.34
Forfeited	$ 16.28
Vested	$ 16.50
Balance as at December 31, 2012	$ 16.40